18 Debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Debentures	R$ 236,115	R$ 274,567
Debentures, current	54,436	46,666
Debentures, noncurrent	R$ 181,679	227,901
Debentures [member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Issue date	March 2013
Maturity	March 2025
Annual financial charges (%)	IPCA + 6%
Debentures	R$ 177,009	202,992
Debentures [member]
DisclosureOfDetailedInformationAboutDebenturesLineItems [Line Items]
Issue date	September 2013
Maturity	September 2025
Annual financial charges (%)	126.5% of CDI
Debentures	R$ 59,106	R$ 71,575